Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Pay				Performance
	Current PEO (1)		Avg. of Other NEOs (2)		Value of $100 Initial Investment Based On (3):			Company Selected Performance Metric (4)
Year	SCT Total Comp.	Comp Actually Paid	SCT Total Comp.	Comp Actually Paid	JBTM Cumulative TSR	S&P 1500 Industrial Machinery Cumulative TSR	Net (Loss) Income (in millions)	Adjusted EPS
2025	$7,966,447	$13,089,405	$3,077,948	$3,779,974	$135	$166	$(50.5)	$6.41
2024	$6,452,960	$11,217,470	$1,526,123	$2,252,023	$113	$148	$85.4	$5.38
2023	$6,176,099	$8,158,164	$1,499,098	$1,802,760	$80	$133	$582.6	$2.62
2022	$4,791,474	$2,847,190	$1,155,529	$761,586	$81	$104	$130.7	$4.81
2021	$5,023,977	$4,743,995	$1,567,948	$1,097,771	$135	$121	$118.4	$3.82

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Current PEO refers to Brian A. Deck.
(2) Includes the following NEOs:
2025: Messrs. Meister, Sigurdsson, Petrie, and Claessens
2024: Messrs. Meister, Petrie, Rizzolo, and Marvin
2023: Messrs. Meister, Petrie, Rizzolo, Marvin, and Burdakin
2022: Messrs. Meister, Petrie, Burdakin, Marvin, and Fernandez
	2021: Messrs. Meister, Burdakin, Marvin, Fernandez, and Sternlieb
PEO Total Compensation Amount	$ 7,966,447
PEO Actually Paid Compensation Amount	$ 13,089,405
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Current PEO ($)	Exclusion of Change in Pension Value for Current PEO ($)	Exclusion of Stock Awards for Current PEO ($)	Inclusion of Pension Service Cost for Current PEO ($)	Inclusion of Equity Values for Current PEO ($)	Compensation Actually Paid to Current PEO ($)
2025	7,966,447	—	(5,199,957)	—	10,322,915	13,089,405

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Current PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Current PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Current PEO ($)	Total - Inclusion of Equity Values for Current PEO ($)
2025	8,167,553	2,544,717	—	(389,355)	—	10,322,915

Non-PEO NEO Average Total Compensation Amount	$ 3,077,948	$ 1,526,123	$ 1,499,098	$ 1,155,529	$ 1,567,948
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,779,974	2,252,023	1,802,760	761,586	1,097,771
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,077,948	—	(999,966)	—	1,701,992	3,779,974

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,513,588	222,122	—	(33,718)	—	1,701,992

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and PVP Performance Metrics
The table below shows the relationship between compensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs and our total shareholder return over five fiscal years ending December 31, 2025. As shown in the chart, the PEO and NEO CAP amounts trend similarly to JBTM’s TSR. This is primarily due to our pay for performance philosophy and the use of equity incentives, which are tied to company performance and our stock price.

Compensation Actually Paid vs. Net Income
The table below shows the relationship between compensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs and our net income over five fiscal years ending December 31, 2025.

Compensation Actually Paid vs. Company Selected Measure
The table below shows the relationship between compensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs and our company selected metric – Earning Per Share over five fiscal years ending December 31, 2025.

Total Shareholder Return Vs Peer Group
The table below shows the relationship between JBTM TSR and the TSR of the selected peer group, the S&P 1500 Industrial Machinery comparator group. The TSR is cumulative and depicted as a dollar value assuming $100 was invested as of January 1, 2021.

Tabular List, Table

2025 Most Important Measures (Unranked)
Adjusted EPS is calculated by making certain adjustments to GAAP earnings per share to exclude unusual, one-time and non-recurring items, including restructuring charges, M&A-related costs, acquisition-related amortization and depreciation, non-cash pension plan related settlement costs and the related tax impact. The Adjusted EPS award results are annually assessed with that year’s Adjusted EPS targets and averaged over the specified three-year period. As an incentive measure, we believe that linking sustained Adjusted EPS growth to compensation helps us drive our executive officers to improve overall earnings.

Adjusted EBITDA is calculated as earnings adjusted for income taxes, interest expense (income), net, other financing income, pension expense other than service cost, restructuring, M&A related and other costs and depreciation and amortization, including acquisition related depreciation and amortization. Adjusted EBITDA growth is one of our primary internal performance measures designed to align incentive opportunities with our internal benchmark for generating operating cash flow.

Adjusted EBITDA Margin is calculated as Adjusted EBITDA divided by revenue. We utilize Adjusted EBITDA Margin as a performance metric because it measures our ability to convert revenue into income.
ROIC takes our Adjusted EBITDA plus depreciation, net of tax, as a percentage of our invested capital. Our invested capital is the sum of cash and cash equivalents, debt and equity.
Financial Leverage Ratio is calculated as net debt divided by our trailing twelve months Adjusted EBITDA. Net debt is total debt less cash and cash equivalents.

Total Shareholder Return Amount	$ 135	113	80	81	135
Peer Group Total Shareholder Return Amount	166	148	133	104	121
Net Income (Loss)	$ (50,500,000)	$ 85,400,000	$ 582,600,000	$ 130,700,000	$ 118,400,000
Company Selected Measure Amount | $ / shares	6.41	5.38	2.62	4.81	3.82
PEO Name	Brian A. Deck
Additional 402(v) Disclosure	SR is cumulative (i.e., 1 year for 2021, 2 years for 2022 and 3 years for 2023) and depicted as a dollar value assuming $100 was invested as of January 1, 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS is calculated by making certain adjustments to GAAP earnings per share to exclude unusual, one-time and non-recurring items, including restructuring charges, M&A-related costs, acquisition-related amortization and depreciation, non-cash pension plan related settlement costs and the related tax impact. The Adjusted EPS award results are annually assessed with that year’s Adjusted EPS targets and averaged over the specified three-year period. As an incentive measure, we believe that linking sustained Adjusted EPS growth to compensation helps us drive our executive officers to improve overall earnings.
Non-GAAP Measure Description	Adjusted EPS is calculated by making certain adjustments to GAAP earnings per share to exclude unusual, one-time and non-recurring items, including restructuring charges, M&A-related costs, acquisition-related amortization and depreciation, non-cash pension plan related settlement costs and the related tax impact. The Adjusted EPS award results are annually assessed with that year’s Adjusted EPS targets and averaged over the specified three-year period. As an incentive measure, we believe that linking sustained Adjusted EPS growth to compensation helps us drive our executive officers to improve overall earnings.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA is calculated as earnings adjusted for income taxes, interest expense (income), net, other financing income, pension expense other than service cost, restructuring, M&A related and other costs and depreciation and amortization, including acquisition related depreciation and amortization. Adjusted EBITDA growth is one of our primary internal performance measures designed to align incentive opportunities with our internal benchmark for generating operating cash flow.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin is calculated as Adjusted EBITDA divided by revenue. We utilize Adjusted EBITDA Margin as a performance metric because it measures our ability to convert revenue into income.
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC takes our Adjusted EBITDA plus depreciation, net of tax, as a percentage of our invested capital. Our invested capital is the sum of cash and cash equivalents, debt and equity.
Measure:: 5
Pay vs Performance Disclosure
Name	Financial Leverage Ratio is calculated as net debt divided by our trailing twelve months Adjusted EBITDA. Net debt is total debt less cash and cash equivalents.
Current PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,966,447	$ 6,452,960	$ 6,176,099	$ 4,791,474	$ 5,023,977
PEO Actually Paid Compensation Amount	13,089,405	$ 11,217,470	$ 8,158,164	$ 2,847,190	$ 4,743,995
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,199,957)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,322,915
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,167,553
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,544,717
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(389,355)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(999,966)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,701,992
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,513,588
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,122
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,718)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0